Finance Costs	12 Months Ended
Dec. 31, 2018
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Finance Costs
26	FINANCE COSTS

	For the year ended 31 December
	2018	2017	2016
	RMB million	RMB million	RMB million
Interest expenses for securities sold under agreements to repurchase	3,565	3,144	1,460
Interest expenses for interest-bearing loans and borrowings	551	424	181
Interest expenses for bonds payable	—	1,033	3,126

Total	4,116	4,601	4,767